Shareholder Fees {- Chemicals Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-16 | Chemicals Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none